Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,619,483.49
Previously Paid Amount	0
Total Fee Amount	361.75
Total Offset Amount	0
Net Fee	$ 361.75